Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2023
Property and Equipment [Abstract]
Schedule of property and equipment
	January 31,
	2023	2022
Lab equipment	$144,585	$144,585
Machinery and equipment	1,240,628	1,138,530
Furniture and fixtures	19,643	19,643
	1,404,856	1,302,758
Less: Accumulated depreciation	(507,121)	(323,461)
Net Property and Equipment	$897,735	$979,297